   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1998

                                                      REGISTRATION NO. 333-32179
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                              EQUITY INVESTOR FUND
                                  FOCUS SERIES
                              FINANCIAL PORTFOLIO
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                              DEFINED ASSET FUNDS
                                 P.O. BOX 9051
                            PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

                           TERESA KONCICK, ESQ.
                               P.O. BOX 9051
                         PRINCETON, NJ 08543-9051

                                COPIES TO:
                          PIERRE DE SAINT PHALLE,
                                   ESQ.
                           450 LEXINGTON AVENUE
                            NEW YORK, NY 10017

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March 1999.

Check box if it is proposed that this filing will become effective on December 31, 1998 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------

                              EQUITY INVESTOR FUND
                              FOCUS SERIES
                              FINANCIAL PORTFOLIO
                              (A UNIT INVESTMENT TRUST)
                              O   TOTAL RETURN FROM:
                              --    CAPITAL APPRECIATION
                              --    CURRENT DIVIDEND INCOME
                              O   REINVESTMENT OPTION

                               -------------------------------------------------
                               The Securities and Exchange Commission has not
                               approved or disapproved these Securities or
SPONSORS:                      passed upon the adequacy of this prospectus. Any
Merrill Lynch,                 representation to the contrary is a criminal
Pierce, Fenner & Smith         offense.
Incorporated                   Prospectus dated December 31, 1998.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION ON THIS PROSPECTUS IS AS OF THE EVALUATION DATE, AUGUST 31, 1998.

CONTENTS
                                                                PAGE
                                                          -----------
Risk/Return Summary.....................................           3
What You Can Expect From Your Investment................           6
   Income...............................................           6
   Records and Reports..................................           6
The Risks You Face......................................           6
   Concentration Risk...................................           6
   Litigation and Legislation Risks.....................           6
Selling or Exchanging Units.............................           6
   Sponsor's Secondary Market...........................           7
   Selling Units to the Trustee.........................           7
   Rollover/Exchange Option.............................           8
How The Fund Works......................................           9
   Pricing..............................................           9
   Evaluations..........................................           9
   Income...............................................           9
   Expenses.............................................          10
   Portfolio Changes....................................          10
   Portfolio Termination................................          10
   No Certificates......................................          10
   Trust Indenture......................................          11
   Legal Opinion........................................          11
   Auditors.............................................          11
   Sponsor..............................................          11
   Trustee..............................................          12
   Underwriters' and Sponsor's Profits..................          12
   Public Distribution..................................          12
   Code of Ethics.......................................          12
   Year 2000 Issues.....................................          12
Taxes...................................................          12
Supplemental Information................................          14
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

       1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?
        o The objective of this Defined Fund is capital appreciation by investing for a period of about one year in a portfolio consisting primarily of common stocks in the financial sector.
        o These stocks are considered by analysts in the Merrill Lynch Global Research and Economics group to be among the most attractive in the financial sector.
           You can participate in the Portfolio by purchasing units. Each unit represents an equal share of the stocks in the Portfolio and receives an equal share of income and principal distributions.
       2.  WHAT IS THE PORTFOLIO'S INVESTMENT STRATEGY?
        O The Portfolio contains 36 common stocks in the financial sector selected by the Sponsor for capital appreciation.

-- The Portfolio is designed for investors who want to invest a portion of their equity portfolio in the financial sector, with the opportunity to change the focus of their equity investment by exchanging units of this Portfolio into units of other equity Defined Funds at a reduced sales charge if their views on this sector change.
-- The Portfolio is not an appropriate investment for investors seeking preservation of capital or a high level of current income.
-- Since all of the Portfolio stocks are in the financial sector, this Portfolio is not designed to be a complete equity investment program.

        O The Portfolio plans to hold the stocks in the Portfolio for about one year. At the end of the year, we will liquidate the Portfolio and a new Focus portfolio may be selected, if available.

       3. WHAT INDUSTRIES ARE REPRESENTED IN THE PORTFOLIO? Based upon the principal business of each issuer and current market values, the Portfolio represents the following financial industry groups:
                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE

        o  Banks                                     81%
        o  Equity-REITS                              14
        o  Financial Services                         2
        o  Thrifts                                    3

       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o The common stocks in the Portfolio generally have attributes that have caused them to have lower prices or higher dividend yields relative to other equity securities. For example:

--         the issuers may be having financial problems;
--         the stocks may be out of favor with the market because
           of weak performance, poor earnings forecasts or negative
           publicity;
--         the stocks may be reacting to general market cycles.

        o The market factors that caused the relatively low prices and high dividend yields of the stocks may change.
        o  Stock prices can be volatile.
        o Dividend rates on the stocks or share prices may decline during the life of the Portfolio.
        o Because the Portfolio is concentrated in stocks in the financial sector adverse developments in this industry may affect the value of your units.
        o The Portfolio may continue to purchase or hold the stocks originally selected even though their market value or yield may have changed.

       5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?
           Yes, if you want current dividend income and capital appreciation. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in equity securities of different issuers.
           The Portfolio is not appropriate for you if you are unwilling to take the risk involved with an equity investment. It may not be appropriate for you if you are seeking preservation of capital or high current income.

       6.  WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

           ESTIMATED ANNUAL OPERATING EXPENSES
                                                           AMOUNT
                                                         PER 1,000
                                                          UNITS
                                                        -----------
                                                          $    0.85
           Trustee's Fee
                                                          $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                          $    0.59
           Organizational Expenses
                                                          $    0.21
           Other Operating Expenses
                                                         -----------
                                                          $    2.10
           TOTAL

           INVESTOR FEES

           You will pay an up-front sales fee of approximately 1.00%, as well as a total deferred sales fee of $17.50 ($2.50 per 1,000 units deducted monthly from the Portfolio's net asset value over the last 7 months of the Portfolio's life, commencing October 15, 1998). Because the annual Deferred Sales Charge is $17.50 per 1,000 Units in the second year regardless of the price you pay, the maximum sales charge expressed as a percentage of the public offering price will vary with the price you pay. For example, if you buy 1,000 Units for $1,050 (including an initial sales charge of $11.38) and hold the Units until termination, you will pay a total sales charge of $46.38 or 4.42% of the acquisition price on those Units. At an acquisition price of $950 (including an initial sales charge of $8.63), you would pay a total sales charge of $43.63 or 4.59% of the acquisition price.

           The maximum sales fees are as follows:

                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $50,000                             2.75%
           $ 50,000 to $99,999                           2.50%
           $100,000 to $249,999                          2.00%
           $250,000 to $999,999                          1.75%
           $1,000,000 or more                            1.00%

       7.  IS THE PORTFOLIO MANAGED?
           Unlike a mutual fund, the Portfolio is not managed and stocks are not sold because of market changes. The Sponsor monitors the portfolio and may instruct the Trustee to sell securities under certain limited circumstances. However, given the investment philosophy of the Portfolio, the Sponsor is not likely to do so.
       8.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from the Sponsor.
           UNIT PRICE PER 1,000 UNITS              $900.97
           (as of August 31, 1998)
           Unit price is based on the net asset value of the Portfolio plus the up-front sales fee. Unit price also includes the estimated organization costs shown on the previous page. The Portfolio stocks are valued by the Trustee on the basis of their closing prices at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the stocks.
       9.  HOW DO I SELL UNITS?
           You may sell your units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee and the costs of liquidating securities to meet the redemption.

      10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays distributions of any dividend income, net of expenses, on the 25th of March, May, August and October, 1999, if you own units on the 10th of those months. For tax purposes, you will be considered to have received all the dividends paid on your pro rata portion of each security in the Portfolio when those dividends are received by the Portfolio regardless of whether you reinvest your dividends in the Portfolio. A portion of the dividend payments may be used to pay expenses of the Portfolio.

      11.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You may choose to reinvest your distributions into additional units of the Portfolio. You will pay only the deferred sales fee remaining at the time of reinvestment. Unless you choose reinvestment, you will receive your income distributions in cash.
           EXCHANGE PRIVILEGES
           You may exchange units of this Portfolio for units of certain other Defined Asset Funds. You may also exchange into this Portfolio from certain other funds. We charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME

The Portfolio will pay to you any income it has received four times during its life. Because the Portfolio generally pays dividends as they are received, individual income payments will fluctuate based upon the amount of dividends declared and paid by each issuer. Other reasons your income may vary are:
   o changes in the Portfolio because of additional securities purchases or sales;
   o a change in the Portfolio's expenses; and
   o the amount of dividends declared and paid.

There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
o a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
o a final report on Portfolio activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of income received during the year. Please contact your tax advisor in this regard.

You may request audited financial statements of the Portfolio from the Trustee.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of the Portfolio, it is said to be 'concentrated' in that industry, which makes the Portfolio less diversified.

Here is what you should know about the Portfolio's concentration in stocks of financial institutions.

The profitability of a financial institution depends to a great extent on the credit quality of its loan portfolio, which is affected by:
   o the institution's underwriting criteria;
   o concentrations within its loan portfolio; and
   o general economic conditions.

A financial institution's operating performance is also impacted by:
   o changes in interest rates;
   o availability and cost of funds;
   o intensity of competition; and
   o degree of government regulation.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Portfolio.

Future tax legislation could affect the value of the Portfolio by:
   o reducing the dividends-received deduction or
   o increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
   o adding the value of the Portfolio Securities, cash and any other Portfolio assets;
   o subtracting accrued but unpaid Portfolio expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Portfolio liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining payments will be deducted from your proceeds.

SPONSOR'S SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee and the cost of liquidating Securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Portfolio does not have cash available to pay you for the units you are selling we will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Portfolio.

If you sell units with a value of at least $250,000, you may choose to receive your distribution 'in kind.' If you so choose, you will receive securities and cash with a total value equal to the price of your units. The Trustee will try to distribute securities in the portfolio pro rata, but it reserves the right to distribute only one or a few securities. The Trustee will act as your agent in an in-kind distribution and will either hold the securities for your account or transfer them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of securities distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
   o for any other period permitted by SEC order.

ROLLOVER/EXCHANGE OPTION

When this Portfolio is about to terminate, you may have the option to roll your proceeds into a new Focus Portfolio if one is available.

If you hold your Units with one of the Sponsors and notify your financial adviser by September 10, 1999, your units will be redeemed and certain distributed securities plus the proceeds from the sale of the remaining distributed securities will be reinvested in units of a new Focus Portfolio. If you decide not to roll over your proceeds, you will receive a cash distribution (or, if you so choose, an in-kind distribution) after the Portfolio terminates.

The Portfolio will terminate by October 15, 1999. You may, by written notice to the Trustee at least ten business days prior to termination, elect to receive an in-kind distribution of your pro rata share of the Securities remaining in the Portfolio at that time (net of your share of expenses). Of course you can sell your Units at any time prior to termination.

You may exchange units of this Portfolio for units of another Select or Focus Series or certain other Defined Asset Funds at any time before this fund terminates. If you continue to hold your Units, you may exchange units of this Portfolio for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what Portfolios are exchangeable, suitable and currently available.

We may amend or terminate the options to exchange your units or roll your proceeds at any time without notice.

HOW THE FUND WORKS

PRICING

Units are charged a combination of initial and deferred sales fees.

In addition, a portion of the price of a unit also consists of cash to pay all or some of the costs of organizing the Portfolio including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

The deferred sales fee is generally a monthly charge of $2.50 per 1,000 units and is accrued in seven monthly installments. Units redeemed or repurchased prior to the accrual of the final deferred sales fee installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind distribution, however, this deduction will be waived in the event of the death or disability (as defined in the Internal Revenue Code of 1986) of an investor. The initial sales fee is equal to the aggregate sales fee less the aggregate amount of any remaining installments of the deferred sales fee.

It is anticipated that securities will not be sold to pay the deferred sales fee until after the date of the last installment. Investors will be at risk for market price fluctuations in the securities from the several installment accrual dates to the dates of actual sale of securities to satisfy this liability.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
o The annual income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Portfolio and, to a lesser degree, upon the level of purchases of additional securities and sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared at all.
o Each unit receives an equal share of distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from the these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Portfolio in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
   o costs of actions taken to protect the Portfolio and other legal fees and expenses;
   o expenses for keeping the Portfolio's registration statement current; and
   o Portfolio termination expenses and any governmental charges.

The Sponsor is currently reimbursed up to 45 cents per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Portfolio, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Trustee's and Sponsor's fees may be adjusted for inflation without investors' approval.

The deferred sales fees you owe are paid from the Capital Account. Although we may collect the deferred sales charge monthly, to keep Units more fully invested we do not currently plan to pay the deferred sales charge until after the rollover notification date.

The Sponsor will pay advertising and selling expenses at no charge to the Portfolio. If Portfolio expenses exceed initial estimates, the Portfolio will owe the excess. The Trustee has a lien on Portfolio assets to secure reimbursement of Portfolio expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.

We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the Portfolio;
   o size of the Portfolio relative to its original size;
   o ratio of Portfolio expenses to income; and
   o cost of maintaining a current prospectus.

PORTFOLIO TERMINATION

When the Portfolio is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

All investors are required to hold their Units in uncertificated form and in 'street name' by their broker, dealer or financial institution at the Depository Trust Company.

TRUST INDENTURE

The Portfolio is a 'unit investment trust' governed by a Trust Indenture, a contract between the Sponsor and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Portfolio without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:
   o it fails to perform its duties;
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities; or
   o the Sponsor determines that its replacement is in your best interest. Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Portfolio; or
   o continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsor.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSOR:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSOR'S PROFITS

Underwriters receive sales charges when they sell units. Any cash made available by you to the Sponsor before the settlement date for those units may be used in the Sponsor's businesses to the extent permitted by federal law and may benefit the Sponsor.

The Sponsor or Underwriter may realize profits or sustain losses on stocks in the Portfolio which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems them.

PUBLIC DISTRIBUTION

The Sponsor does not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Sponsor has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Portfolio and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Portfolio.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Portfolio will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Security in the Portfolio.

INCOME OR LOSS UPON DISPOSITION

You will generally recognize gain or loss when you dispose of your units for cash (by sale or redemption) or when the Trustee disposes of the Securities in the Portfolio. You generally will not recognize gain or loss on Securities distributed to you 'in-kind,' either in redemption of your units or upon termination of the Portfolio. Your basis for Securities distributed to you will be the same as the portion of your basis in your units which are attributable to the distributed Securities, and your holding period for the distributed Securities will include your holding period in your units.

If you elect to roll over your investment in the portfolio, you will not recognize gain or loss on your units except to the extent that your share of the Securities in the Portfolio is sold and the proceeds are paid to you. Your basis in the Securities that are rolled over into a new portfolio will be the same as the portion of your basis in your units which was attributable to the rolled over Securities.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss from the Portfolio will be long-term if you are considered to have held your investment which produces the gain or loss for more than one year and short-term if you held it for one year or less. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR TAX BASIS IN THE SECURITIES

Your aggregate tax basis in your units will be equal to the cost of the units, including the sales fee. You should not increase your basis in your units by deferred sales charges or organizational expenses. The tax reporting form and annual statements you receive will be based on the net amounts paid to you, from which these expenses will already be deducted.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Portfolio expenses, but only to the extent that your share of the expenses, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Portfolio expenses will be limited further if your adjusted gross income exceeds a specified amount (for 1998, $124,500 or $62,250 for a married person filing separately).

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Portfolio will not be taxed as a corporation, and the income of the Portfolio will be treated as the income of the investors in the same manner as for federal income tax purposes.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will be subject to 30% withholding tax (or a lower applicable treaty rate) on distributions. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account ('IRAs') or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from these types of plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsor of this Portfolio, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Portfolio by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Portfolio. The supplemental information is also available from the SEC.

                             Defined
                             Asset FundsSM

HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         FOCUS SERIES
recent free Information                  FINANCIAL PORTFOLIO
Supplement that gives more               (A Unit Investment Trust)
details about the Fund,                  ---------------------------------------
by calling:                              This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-32179) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.

                                                     11327--12/98

                       CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

1.1.1          --Form of Standard Terms and Conditions of Trust Effective
                 October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).
5.1            --Consent of independent accountants.
9.1            --Information Supplement (incorporated by reference to Exhibit
                 9.1 to the Registration Statement of Equity Income Fund, Select Ten Portfolio 1996 International Series B (United Kingdom and Japan Portfolios), 1933 Act File No. 33-00593).

                              EQUITY INVESTOR FUND
                                  FOCUS SERIES
                              FINANCIAL PORTFOLIO
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, EQUITY INVESTOR FUND FOCUS SERIES FINANCIAL PORTFOLIO, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 29TH DAY OF DECEMBER, 1998.

                         SIGNATURES APPEAR ON PAGE R-3.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 33-43466 and 33-51607

      HERBERT M. ALLISON, JR.
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)